Business Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020
Business Acquisition [Line Items]
Cash consideration			$ 346
Business acquisition, total consideration			1,153
Intangible assets			1,149
Goodwill	$ 70,803	$ 73,254
Business Acquisition Two Thousand and Twenty [Member]
Business Acquisition [Line Items]
Goodwill			$ 2,815
Other Acquisitions Three [Member]
Business Acquisition [Line Items]
Cash consideration	$ 0	13,131
Business acquisition, total consideration		15,201
Cash and cash equivalents		430
Intangible assets		2,085
Goodwill		$ 13,420